Basis of Accounting: Cash and Cash Equivalents, Policy (Policies)	6 Months Ended
Feb. 28, 2017
Policies
Cash and Cash Equivalents, Policy	Cash and Cash Equivalents The Company considers all liquid investments with a maturity of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents.